Schedule of Bank Loans (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Bank loans	$ 97,980
Loan from Bank of Beijing
Debt Instrument [Line Items]
Bank loans	$ 7,163
Bank loans, Repayment frequency	Quarterly
Loan from Bank of China
Debt Instrument [Line Items]
Bank loans	$ 73,052
Bank loans, Repayment frequency	Semi-annually
Loan from Shenzhen Rural Commercial Bank
Debt Instrument [Line Items]
Bank loans	$ 12,034
Loan from China Everbright Bank
Debt Instrument [Line Items]
Bank loans	$ 1,433
Bank loans, Repayment frequency	Quarterly
Loan from Industrial Bank
Debt Instrument [Line Items]
Bank loans	$ 4,298
Bank loans, Repayment frequency	Quarterly